Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance
As required by new pay versus performance (“PVP”) rules adopted by the SEC in 2022 and in effect for the first time for this Proxy Statement, the following Pay Versus Performance table (“PVP Table”) provides
SEC-required
information about compensation for 2022 for this Proxy Statement’s named executive officers, as well as our named executive officers from our 2022 and 2021 Proxy Statements (each of 2020, 2021 and 2022, a “Covered Year”). The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:

◾	The information in columns (b) and (d) of the PVP Table comes directly from this year’s Summary Compensation Table (or prior years’ Summary Compensation Tables), without adjustment;

◾
As required by the SEC’s PVP rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts may not necessarily reflect the final compensation that our NEOs actually earned or walked away with for their service in the Covered Years, respectively. As a result, we urge investors to use caution when evaluating CAP amounts; and

◾
As required by the SEC’s PVP rules, we provide information in the PVP Table below about our cumulative absolute total shareholder return (“TSR”) results, cumulative TSR results for a peer group of companies identified in the PVP Table (“EEI TSR”), and our U.S. GAAP net income results (the “External Measures”) during the Covered Years. The peer group used for purposes of this PVP Table disclosure is substantially different than the comparator companies against which we evaluate relative TSR performance for our named executive officers for purposes of our performance-adjusted RSU awards, as described above in our Compensation Discussion and Analysis. As a result, we did not necessarily design our NEO compensation to move in tandem with improving, declining or steady achievement in these External Measures.

Due to the use and weighting of the Operating Earnings performance measure in our annual cash incentive compensation plan for 2022, we have determined that, pursuant to the SEC’s PVP rules, Operating Earnings should be designated as the “Company-Selected Measure” to be included in the far right column of the PVP Table below because we believe it is the most important financial measure that demonstrates how we sought to link executive pay to performance for 2022.

Pay Versus Performance Table (1)

Year (a)	Summary Compensation Table (SCT) Total for PEO Jones (b)	SCT Total for PEO Strah (b)	SCT Total for PEO Somerhalder (b)	Compensation Actually Paid to PEO Jones (c) (2)	Compensation Actually Paid to PEO Strah (c) (2)	Compensation Actually Paid to PEO Somerhalder (c) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP) (h)	Operating Earnings (i) (5)(6)(7)
									FE TSR	EEI TSR
									(f) (3)	(g) (4)
2022	N/A	$9,268,371	$3,663,808	N/A	$4,461,489	$3,931,015	$3,195,262	$3,846,919	$97.88	$117.09	$439	$1,376
2021	N/A	$10,714,062	N/A	N/A	$11,432,150	N/A	$4,368,522	$5,296,905	$93.42	$115.76	$1,283	$1,438
2020	$10,066,956	$5,792,232	N/A	($23,907,697)	($1,673,575)	N/A	$2,407,686	($614,173)	$65.94	$98.84	$1,079	$1,381
(1) The tables below summarize our principal executive officer(s) (“PEOs”) and non-PEOs
for 2020 to 2022 (although Mr. Somerhalder was a
non-PEO
named executive officer in 2021 and was included in the Summary Compensation Table for that year, his individual Summary Compensation Table Total amount is not included in the table above for 2021 because he was not our PEO for that year):

PEO 2020-2022
Name	Position Start Date	Position End Date
John W. Somerhalder II	September 16, 2022	Current
Steven E. Strah	October 29, 2020	September 16, 2022
Charles E. Jones	January 1, 2015	October 29, 2020

Non-PEO Named Executive Officers 2020-2022
Name	2020	2021	2022
John W. Somerhalder II		✓
K. Jon Taylor	✓	✓	✓
Samuel L. Belcher	✓	✓	✓
Hyun Park		✓	✓
Christine L. Walker	✓		✓
Gary D. Benz	✓
Robert P. Reffner	✓	✓
(2) For each Covered Year, in determining both the “compensation actually paid” (or “CAP”)) to our PEOs and the average “compensation actually paid” to our non-PEO
named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
SCT Total for Mr. Jones	N/A	N/A	$10,066,956
- change in actuarial present value of pension benefits			($2,983,653)
+ service cost of pension benefits			$447,581
+ prior service cost of pension benefits			N/A
- SCT Stock Awards column value			($6,028,833)
- SCT Option Awards column value			N/A
+ year-end fair value of outstanding equity awards granted in covered year			$0
+/- change in fair value of outstanding equity awards granted in prior years			$0
+ vesting date fair value of equity awards granted and vested in covered year			N/A
+/- change in fair value of prior-year equity awards vested in covered year			($6,068,010)
- prior year-end fair value of prior year equity awards forfeited in covered year			($19,341,739)
+ includable dividends/earnings on equity awards during covered year			N/A
Compensation Actually Paid for Mr. Jones	N/A	N/A	($23,907,697)

Item and Value Added (Deducted)	2022	2021	2020
SCT Total for Mr. Strah	$9,268,371	$10,714,062	$5,792,232
- change in actuarial present value of pension benefits	($691,253)	($1,869,542)	($2,512,170)
+ service cost of pension benefits	$348,485	$255,941	$244,302
+ prior service cost of pension benefits	N/A	N/A	N/A
- SCT Stock Awards column value	($6,601,055)	($5,755,252)	($1,614,667)
- SCT Option Awards column value	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$1,158,750	$6,567,574	$953,881
+/- change in fair value of outstanding equity awards granted in prior years	$511,316	$940,309	($3,464,040)
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$466,876	$579,058	($1,073,113)
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A	N/A	N/A
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A
Compensation Actually Paid for Mr. Strah	$4,461,489	$11,432,150	($1,673,575)

Item and Value Added (Deducted)	2022	2021	2020
SCT Total for Mr. Somerhalder	$3,663,808	N/A	N/A
- change in actuarial present value of pension benefits	($115,970)
+ service cost of pension benefits	$98,356
+ prior service cost of pension benefits	N/A
- SCT Stock Awards column value	($2,188,623)
- SCT Option Awards column value	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$2,442,000
+/- change in fair value of outstanding equity awards granted in prior years	($59,917)
+ vesting date fair value of equity awards granted and vested in covered year	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$18,941
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A
+ includable dividends/earnings on equity awards during covered year	$72,421
Compensation Actually Paid for Mr. Somerhalder	$3,931,015	N/A	N/A

Item and Value Added (Deducted)	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers	$3,195,262	$4,368,522	$2,407,686
- change in actuarial present value of pension benefits	($24,686)	($136,884)	($817,630)
+ service cost of pension benefits	$146,164	$75,895	$119,874
+ prior service cost of pension benefits	N/A	N/A	N/A
- SCT Stock Awards column value	($1,515,633)	($2,293,441)	($899,385)
- SCT Option Awards column value	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$1,601,589	$2,791,195	$531,321
+/- change in fair value of outstanding equity awards granted in prior years	$244,735	$334,706	($1,561,408)
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$199,488	$156,913	($394,631)
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A	N/A	N/A
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A
Compensation Actually Paid for non-PEO Named Executive Officers	$3,846,919	$5,296,905	($614,173)
(3) For each Covered Year, our absolute total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 ($48.60 per share) through and including the last day of the Covered Year (each one-year,
two-year
and three-year periods, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($41.94 per share for December 31, 2022, $41.59 per share for December 31, 2021 and $30.61 per share for December 31, 2020), divided by (b) our closing share price at the beginning of the Measurement Period ($48.60 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered
Year-end
values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4) For purposes of this pay versus performance disclosure, our peer group is EEI’s Index of Investor-Owned Electric Utility Companies (the “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in the Peer Group (on a weighted basis depending on the respective entity’s stock market capitalization at the beginning of the Measurement Period).
(5) For 2020, Operating Earnings (for each Covered Year, a
non-GAAP
financial performance measure) is disclosed in millions and is calculated using the aggregate GAAP earnings adjusted for special items that are consistent with the Company’s external operating earnings (for each Covered Year, another non-GAAP
financial performance measure) reporting. Results for 2020 exclude the following: (i) the impacts associated with restructuring the business or other strategic decisions including the associated tax impacts,
(ii) non-deferred
major storm O&M expenses above or below the budgeted amount of $38 million, and (iii) the impacts of legal reserves or related expenses. External segment reporting is consistent with the internal financial reports to regularly assess performance of the business and allocate resources.
(6) For 2021, Operating Earnings is disclosed in millions and is calculated using the aggregate GAAP earnings adjusted for special items that are consistent with the Company’s external operating earnings reporting. Results for 2021 exclude the following: (i) the impacts of O&M costs for storms that are considered major events, such as named storms (tropical storms, hurricanes, and winter storms) with total costs of $20 million or higher (except that all other storm costs, including all capital costs for storms, will not be excluded), (ii) the impacts of unforeseen legislative or regulatory changes (i.e., tax reform, SEC/DOJ penalties and fines as a result of the ongoing investigations) or other strategic decisions that are approved by the Finance and Compensation Committees including but not limited to accelerated O&M spending and variances to budget around interest costs under the Company’s liquidity management strategy.
(7) For 2022, Operating Earnings is disclosed in millions and is calculated using the aggregate GAAP earnings adjusted for special items that are consistent with the Company’s external operating earnings reporting. Results for 2022 will include the following adjustments: the impacts of unforeseen accounting, legislative or regulatory changes will be included as adjustments. Other strategic decisions may also apply if they are approved in advance by the finance and compensation committees, including but not limited to accelerated O&M spending.

Company Selected Measure Name	Operating Earnings
Named Executive Officers, Footnote [Text Block]
(1) The tables below summarize our principal executive officer(s) (“PEOs”) and non-PEOs
for 2020 to 2022 (although Mr. Somerhalder was a
non-PEO
named executive officer in 2021 and was included in the Summary Compensation Table for that year, his individual Summary Compensation Table Total amount is not included in the table above for 2021 because he was not our PEO for that year):

PEO 2020-2022
Name	Position Start Date	Position End Date
John W. Somerhalder II	September 16, 2022	Current
Steven E. Strah	October 29, 2020	September 16, 2022
Charles E. Jones	January 1, 2015	October 29, 2020

Non-PEO Named Executive Officers 2020-2022
Name	2020	2021	2022
John W. Somerhalder II		✓
K. Jon Taylor	✓	✓	✓
Samuel L. Belcher	✓	✓	✓
Hyun Park		✓	✓
Christine L. Walker	✓		✓
Gary D. Benz	✓
Robert P. Reffner	✓	✓

Peer Group Issuers, Footnote [Text Block]	(4) For purposes of this pay versus performance disclosure, our peer group is EEI’s Index of Investor-Owned Electric Utility Companies (the “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in the Peer Group (on a weighted basis depending on the respective entity’s stock market capitalization at the beginning of the Measurement Period).
Adjustment To PEO Compensation, Footnote [Text Block]
(2) For each Covered Year, in determining both the “compensation actually paid” (or “CAP”)) to our PEOs and the average “compensation actually paid” to our non-PEO
named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
SCT Total for Mr. Jones	N/A	N/A	$10,066,956
- change in actuarial present value of pension benefits			($2,983,653)
+ service cost of pension benefits			$447,581
+ prior service cost of pension benefits			N/A
- SCT Stock Awards column value			($6,028,833)
- SCT Option Awards column value			N/A
+ year-end fair value of outstanding equity awards granted in covered year			$0
+/- change in fair value of outstanding equity awards granted in prior years			$0
+ vesting date fair value of equity awards granted and vested in covered year			N/A
+/- change in fair value of prior-year equity awards vested in covered year			($6,068,010)
- prior year-end fair value of prior year equity awards forfeited in covered year			($19,341,739)
+ includable dividends/earnings on equity awards during covered year			N/A
Compensation Actually Paid for Mr. Jones	N/A	N/A	($23,907,697)

Item and Value Added (Deducted)	2022	2021	2020
SCT Total for Mr. Strah	$9,268,371	$10,714,062	$5,792,232
- change in actuarial present value of pension benefits	($691,253)	($1,869,542)	($2,512,170)
+ service cost of pension benefits	$348,485	$255,941	$244,302
+ prior service cost of pension benefits	N/A	N/A	N/A
- SCT Stock Awards column value	($6,601,055)	($5,755,252)	($1,614,667)
- SCT Option Awards column value	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$1,158,750	$6,567,574	$953,881
+/- change in fair value of outstanding equity awards granted in prior years	$511,316	$940,309	($3,464,040)
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$466,876	$579,058	($1,073,113)
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A	N/A	N/A
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A
Compensation Actually Paid for Mr. Strah	$4,461,489	$11,432,150	($1,673,575)

Item and Value Added (Deducted)	2022	2021	2020
SCT Total for Mr. Somerhalder	$3,663,808	N/A	N/A
- change in actuarial present value of pension benefits	($115,970)
+ service cost of pension benefits	$98,356
+ prior service cost of pension benefits	N/A
- SCT Stock Awards column value	($2,188,623)
- SCT Option Awards column value	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$2,442,000
+/- change in fair value of outstanding equity awards granted in prior years	($59,917)
+ vesting date fair value of equity awards granted and vested in covered year	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$18,941
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A
+ includable dividends/earnings on equity awards during covered year	$72,421
Compensation Actually Paid for Mr. Somerhalder	$3,931,015	N/A	N/A

Non-PEO NEO Average Total Compensation Amount	$ 3,195,262	$ 4,368,522	$ 2,407,686
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,846,919	5,296,905	614,173
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2) For each Covered Year, in determining both the “compensation actually paid” (or “CAP”)) to our PEOs and the average “compensation actually paid” to our non-PEO
named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers	$3,195,262	$4,368,522	$2,407,686
- change in actuarial present value of pension benefits	($24,686)	($136,884)	($817,630)
+ service cost of pension benefits	$146,164	$75,895	$119,874
+ prior service cost of pension benefits	N/A	N/A	N/A
- SCT Stock Awards column value	($1,515,633)	($2,293,441)	($899,385)
- SCT Option Awards column value	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$1,601,589	$2,791,195	$531,321
+/- change in fair value of outstanding equity awards granted in prior years	$244,735	$334,706	($1,561,408)
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$199,488	$156,913	($394,631)
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A	N/A	N/A
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A
Compensation Actually Paid for non-PEO Named Executive Officers	$3,846,919	$5,296,905	($614,173)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	(1) our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	(2) the compensation actually paid to the PEOs and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above, and
Compensation Actually Paid vs. Company Selected Measure [Text Block]	(3) average compensation actually paid to our non-PEO named executive officers and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above
Tabular List [Table Text Block]
The following Tabular List provides the four
financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for fiscal 2022 to our performance:

Operating Earnings
FE Cash Flow
Cumulative Operating EPS Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 97.88	93.42	65.94
Peer Group Total Shareholder Return Amount	117.09	115.76	98.84
Net Income (Loss)	$ 439	$ 1,283	$ 1,079
Company Selected Measure Amount	1,376	1,438	1,381
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings
Non-GAAP Measure Description [Text Block]	(6) For 2021, Operating Earnings is disclosed in millions and is calculated using the aggregate GAAP earnings adjusted for special items that are consistent with the Company’s external operating earnings reporting. Results for 2021 exclude the following: (i) the impacts of O&M costs for storms that are considered major events, such as named storms (tropical storms, hurricanes, and winter storms) with total costs of $20 million or higher (except that all other storm costs, including all capital costs for storms, will not be excluded), (ii) the impacts of unforeseen legislative or regulatory changes (i.e., tax reform, SEC/DOJ penalties and fines as a result of the ongoing investigations) or other strategic decisions that are approved by the Finance and Compensation Committees including but not limited to accelerated O&M spending and variances to budget around interest costs under the Company’s liquidity management strategy.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	FE Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Operating EPS Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
John W Somerhalder II [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,663,808
PEO Actually Paid Compensation Amount	$ 3,931,015
PEO Name	John W. Somerhalder II
Steven E. Strah [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,268,371	$ 10,714,062	$ 5,792,232
PEO Actually Paid Compensation Amount	$ 4,461,489	11,432,150	(1,673,575)
PEO Name	Steven E. Strah
Charles E. Jones [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			10,066,956
PEO Actually Paid Compensation Amount			(23,907,697)
PEO Name	Charles E. Jones
PEO [Member] | John W Somerhalder II [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (115,970)
PEO [Member] | John W Somerhalder II [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,356
PEO [Member] | John W Somerhalder II [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,188,623)
PEO [Member] | John W Somerhalder II [Member] | Year End Fair Value of Outstanding Equity Awards Granted in Covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,442,000
PEO [Member] | John W Somerhalder II [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,917)
PEO [Member] | John W Somerhalder II [Member] | Change in Fair Value of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,941
PEO [Member] | John W Somerhalder II [Member] | Includable Dividends Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,421
PEO [Member] | Steven E. Strah [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(691,253)	(1,869,542)	(2,512,170)
PEO [Member] | Steven E. Strah [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	348,485	255,941	244,302
PEO [Member] | Steven E. Strah [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,601,055)	(5,755,252)	(1,614,667)
PEO [Member] | Steven E. Strah [Member] | Year End Fair Value of Outstanding Equity Awards Granted in Covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,158,750	6,567,574	953,881
PEO [Member] | Steven E. Strah [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	511,316	940,309	(3,464,040)
PEO [Member] | Steven E. Strah [Member] | Change in Fair Value of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	466,876	579,058	(1,073,113)
PEO [Member] | Charles E. Jones [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,983,653)
PEO [Member] | Charles E. Jones [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			447,581
PEO [Member] | Charles E. Jones [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,028,833)
PEO [Member] | Charles E. Jones [Member] | Year End Fair Value of Outstanding Equity Awards Granted in Covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Charles E. Jones [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Charles E. Jones [Member] | Change in Fair Value of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,068,010)
PEO [Member] | Charles E. Jones [Member] | Prior Year End Fair Value of Prior Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(19,341,739)
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,686)	(136,884)	817,630
Non-PEO NEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	146,164	75,895	119,874
Non-PEO NEO [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,515,633)	(2,293,441)	899,385
Non-PEO NEO [Member] | Year End Fair Value of Outstanding Equity Awards Granted in Covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,601,589	2,791,195	531,321
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	244,735	334,706	1,561,408
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 199,488	$ 156,913	$ 394,631